Fair Value of Financial Instruments (10-Q) (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Decrease of derivative liabitlity	$ 49,079		$ (74,240)
Gain due to changes in fair value of derivative liability	$ 25,161